INCOME TAXES	6 Months Ended
Jun. 30, 2019
Income Taxes [Abstract]
INCOME TAXES
INCOME TAXES
The partnership is a flow-through entity for tax purposes and as such is not subject to Bermudian taxation. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of income tax expense include the following:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2019	2018	2019	2018
Current income tax	$(8)	$42	$30	$92
Deferred income tax	(54)	104	(4)	(6)
Income tax expense (benefit)	$(62)	$146	$26	$86

The partnership’s income tax expense decreased for the three and six months ended June 30, 2019 as compared to the same period in the prior year primarily due to lower book income before income taxes and the reversal of temporary differences resulting from an internal restructuring of the ownership of certain retail investments.